Schedule of Investments ─ IQ MacKay California Municipal Intermediate ETF

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds — 89.4%

California — 73.0%
Alhambra Unified School District, General Obligation Bonds
Series B
5.250%, due 8/1/40	$500,000	$596,207
California Community Choice Financing Authority, Revenue Bonds
5.500%, due 10/1/54(a)(b)	1,000,000	1,101,064
Series B-1
4.000%, due 2/1/52(a)(b)	1,000,000	1,008,719
California Community College Financing Authority, Revenue Bonds
5.000%, due 5/1/38	400,000	408,246
California Infrastructure & Economic Development Bank, Revenue Bonds
3.950%, due 1/1/50(a)(b)	750,000	750,064
California Municipal Finance Authority, Revenue Bonds
Series A
4.375%, due 9/1/53(a)(b)	500,000	521,586
5.250%, due 8/15/53	500,000	524,138
California Public Finance Authority, Revenue Bonds
Series A
4.000%, due 7/15/36	500,000	533,968
California School Finance Authority, Revenue Bonds
5.000%, due 8/1/46	350,000	351,364
California Statewide Communities Development Authority, Revenue Bonds
Series A
5.000%, due 3/1/35	500,000	515,276
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/32	200,000	239,242
Series B Insured: AGM
5.000%, due 6/1/32	200,000	239,242
City of Los Angeles Department of Airports, Revenue Bonds
Series A
5.000%, due 5/15/34	1,000,000	1,015,923
City of Newport Beach CA, Special Assessment
Series A
4.125%, due 9/2/38	625,000	638,433
City of Riverside CA Electric Revenue, Revenue Bonds
Series A
5.000%, due 10/1/38	210,000	251,609
City of Victorville CA Electric Revenue, Revenue Bonds
Series A
5.000%, due 5/1/38	1,000,000	1,120,416
Compton Unified School District, General Obligation Bonds
Series B Insured: BAM
5.000%, due 6/1/29	750,000	813,399
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A Insured: AGM
5.500%, due 1/15/31	500,000	588,263
Kern Community College District, General Obligation Bonds
Series D
5.000%, due 8/1/32	625,000	755,186
	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Modesto Irrigation District, Revenue Bonds
Series A
5.000%, due 10/1/40	$1,000,000	$1,028,936
Municipal Improvement Corp. of Los Angeles, Revenue Bonds
Series A
5.000%, due 5/1/42	500,000	583,068
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A Insured: BAM
4.000%, due 3/1/34	500,000	515,297
Palo Alto Unified School District, General Obligation Bonds
3.250%, due 7/1/35	485,000	480,036
River Islands Public Financing Authority, Special Tax
Series A-1 Insured: AGM
5.000%, due 9/1/30	350,000	401,169
5.000%, due 9/1/42	500,000	547,577
Romoland School District, Special Tax
5.000%, due 9/1/46	370,000	384,919
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.250%, due 7/1/36	500,000	575,822
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds
Series E
5.000%, due 5/1/36	500,000	535,470
San Mateo Union High School District, General Obligation Bonds
Series B
4.000%, due 9/1/34	455,000	486,043
		17,510,682
Guam — 12.5%
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/33	1,000,000	1,048,671
Territory of Guam, Revenue Bonds
Series D
5.000%, due 11/15/27	585,000	598,241
Series F
5.000%, due 1/1/30	1,250,000	1,346,321
		2,993,233
Puerto Rico — 3.9%
Commonwealth of Puerto Rico, General Obligation Bonds
Series A1
4.000%, due 7/1/35	251,878	240,290
5.625%, due 7/1/29	500,000	541,457
Commonwealth of Puerto Rico, Notes
0.000%, due 11/1/51(a)(b)	103,239	36,650
University of Puerto Rico, Revenue Bonds
Series P Insured: NATL-IBC
5.000%, due 6/1/25	120,000	120,137
		938,534
Total Municipal Bonds
(Cost $20,609,999)		21,442,449

Schedule of Investments ─ IQ MacKay California Municipal Intermediate ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Short-Term Investment — 9.9%

Money Market Fund — 9.9%
Dreyfus Tax Exempt Cash Management, Institutional Shares, 4.02%(c)
(Cost $2,374,243)	2,374,556	$2,374,243

Total Investments — 99.3% (Cost $22,984,242)		23,816,692
Other Assets and Liabilities, Net — 0.7%		177,416
Net Assets — 100%		$23,994,108

(a)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2024.
(c)	Reflects the 7-day yield at January 31, 2024.

Abbreviations
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
IBC	- Insured Bond Certificate
NATL	- National Public Finance Guarantee Corp.

Schedule of Investments ─ IQ MacKay California Municipal Intermediate ETF (continued)

January 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Municipal Bonds	$—	$21,442,449	$—	$21,442,449
Short-Term Investment:
Money Market Fund	2,374,243	—	—	2,374,243
Total Investments in Securities	$2,374,243	$21,442,449	$—	$23,816,692

(d)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended January 31, 2024, the fund did not have any transfers into or out of level 3 within the fair value hierarchy.